Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (4,790,530)	$ (6,833,568)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	78,566	63,040
Vested stock options and warrants	871,877	723,367
Equity instruments issued for management and consulting	(6,667)	112,054
Amortization of debt discount	219,097	247,338
Penalty on debt provision	10,031
Loss on Sales of Equipment	17,076
Loss (gain) on valuation of equity-linked financial instruments		(11,599)
Changes in assets and liabilities:
Accounts receivable	19,266	39,696
Inventories	135,627	(245,192)
Prepaid expense and other assets	(81,564)	(129,427)
Accounts payable	(1,544,105)	1,132,410
Accrued expenses	(2,415,967)	1,594,468
Deferred Revenue		(64,000)
Net cash used in operating activities:	(7,487,293)	(3,371,413)
Cash flow from investing activities:
Purchase of fixed assets	(32,470)	(101,409)
Purchase of intangibles	(28,095)	(19,828)
Net cash used in investing activities	(60,565)	(121,237)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	250,000	1,500,000
Principal payments on debt	(933,074)	(305,000)
Issuance of preferred stock	18,950	2,055,000
Issuance of common stock	13,051,830	157,081
Net cash provided by financing activities	12,387,706	3,407,081
Net increase (decrease) in cash	4,839,848	(85,569)
Cash and cash equivalents at beginning of period	16,384	101,953
Cash and cash equivalents at end of period	4,856,232	16,384
Non cash transactions:
Common stock issued for accrued interest/bonus		694,500
Common stock issued to satisfy debt	$ 483,478	$ 480,616